Schedule of Intangible Assets and Goodwill (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived License Agreements, Gross	€ 453	€ 453
Finite-Lived Trade Names, Gross	558	658
Finite-Lived Patents, Gross	412
Other Finite-Lived Intangible Assets, Gross	363
Finite-Lived Intangible Assets, Gross	1,785	1,886
Finite-Lived Intangible Assets, Accumulated Amortization	(1,749)	(1,814)
Finite-Lived Intangible Assets, Net	€ 36	€ 71